Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2015
Shareholders' Equity / Accumulated Other Comprehensive Income (Loss) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 11:-	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in accumulated balances of other comprehensive income (loss):

	Unrealized gains (losses) on available- for-sale marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Year ended December 31, 2015:
Beginning balance	-	-	$(146)	$(146)
Other comprehensive income (loss) before reclassifications	$(227)	$5	$118	$(104)
Amounts reclassified from accumulated other comprehensive income (loss)	-	(33)	-	(33)
Net current period other comprehensive income (loss)	(227)	(28)	118	(137)
Ending Balance	$(227)	$(28)	$(28)	$(283)